Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	BELLUS Health Inc.
Entity Central Index Key	0001259942
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	55,378,660
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY